Basis of Presentation and General Information, textuals (Details) $ in Thousands	1 Months Ended
	Jun. 30, 2018 USD ($) shares	Dec. 31, 2019 item
Subsidiary, Sale of Stock [Line Items]
Number of additional public common stock offerings		5
Number of additional public preferred stock offerings		3
Number of subsidiaries		48
Number of drybulk vessels		41
Number of newbuild vessels		1
Cumulative redeemable perpetual preferred equity | $	$ 16,875
Series A Preferred Stock | Private Placement
Subsidiary, Sale of Stock [Line Items]
Number of shares issued in transaction | shares	100